VESSELS AND EQUIPMENT UNDER FINANCE LEASE, NET - Vessels Under Terminated Finance Leases (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 29, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases, Schedule of Leased Assets [Line Items]
Gain on termination		$ 0	$ 7,409	$ 0
Front Hakata | SFL
Leases, Schedule of Leased Assets [Line Items]
Gain on termination	$ 7,409
Non cash element
Leases, Schedule of Leased Assets [Line Items]
Termination receipt			$ 3,183
Non cash element | Front Hakata | SFL
Leases, Schedule of Leased Assets [Line Items]
Termination receipt	$ 3,183